Intellectual Property (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Amortization on intellectual property	$ 3,817	$ 3,814	$ 11,454	$ 11,443